Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(11) Segment Information

Business Segments

On March 30, 2012, the Company sold the 18 liftboats and related assets that comprised its Marine segment. Additionally, on February 15, 2012 the Company sold a derrick barge which was formerly reported within the Subsea and Well Enhancement segment. The operating results from these businesses have been included in discontinued operations on the consolidated statement of operations. The prior year segment presentation has been revised to reflect these changes.

The Company’s reportable segments are now as follows: (1) Subsea and Well Enhancement and (2) Drilling Products and Services. The Subsea and Well Enhancement segment provides production-related services used to enhance, extend and maintain oil and gas production, which include integrated subsea services and engineering services, mechanical wireline, hydraulic workover and snubbing, well control, coiled tubing, electric line, pumping and stimulation and wellbore evaluation services; well plug and abandonment services; stimulation and sand control equipment and services; and other oilfield services used to support drilling and production operations. The Subsea and Well Enhancement segment also includes production handling arrangements, as well as the production and sale of oil and gas. The Drilling Products and Services segment rents and sells stabilizers, drill pipe, tubulars and specialized equipment for use with onshore and offshore oil and gas well drilling, completion, production and workover activities. It also provides on-site accommodations and bolting and machining services.

The accounting policies of the reportable segments are the same as those described in note 1 of these notes to the consolidated financial statements. The Company evaluates the performance of its operating segments based on operating profits or losses. Segment revenues reflect direct sales of products and services for that segment, and each segment records direct expenses related to its employees and its operations. Identifiable assets are primarily those assets directly used in the operations of each segment.

Summarized financial information concerning the Company’s segments as of December 31, 2011, 2010 and 2009 and for the years then ended is shown in the following tables (in thousands):

2011	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,353,231	$611,101	$—	$1,964,332
Cost of services, rentals, and sales	825,762	220,647	—	1,046,409
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	114,106	130,809	—	244,915
General and administrative	254,418	122,201	—	376,619
Income (loss) from operations	158,945	137,444	—	296,389
Interest expense, net	—	—	(72,994)	(72,994)
Interest income	4,542	—	1,684	6,226
Other income	105	—	(927)	(822)
Earnings from equity-method investments	—	—	16,394	16,394

Income (loss) from continuing operations before income taxes	$163,592	$137,444	$(55,843)	$245,193

2010	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,088,336	$474,707	$—	$1,563,043
Cost of services, rentals, and sales	672,029	176,463	—	848,492
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	93,364	114,733	—	208,097
General and administrative	223,757	108,845	—	332,602
Income (loss) from operations	99,186	74,666	—	173,852
Interest expense, net	—	—	(56,480)	(56,480)
Interest income	4,548	—	587	5,135
Other income	—	—	825	825
Earnings from equity-method investments	—	—	8,245	8,245

Income (loss) from continuing operations before income taxes	$103,734	$74,666	$(46,823)	$131,577

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
2009	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$893,765	$426,876	$—	$1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	607,720	143,810	—	751,530
Depreciation and amortization	88,364	105,628	—	193,992
General and administrative	152,097	91,891	—	243,988
Reduction in value of assets	212,527	—	—	212,527
Income (loss) from operations	(166,943)	85,547	—	(81,396)
Interest expense, net	—	—	(49,702)	(49,702)
Interest income	—	—	926	926
Other income	—	—	571	571
Losses from equity-method investments	—	—	(22,600)	(22,600)
Reduction in the value of equity-method investment	—	—	(36,486)	(36,486)

Income (loss) from continuing operations before income taxes	$(166,943)	$85,547	$(107,291)	$(188,687)

Identifiable Assets

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Unallocated	Consolidated Total
December 31, 2011	$2,863,550	$947,679	$164,444	$72,472	$4,048,145
December 31, 2010	$1,769,813	$802,785	$255,883	$79,052	$2,907,533
December 31, 2009	$1,377,122	$759,418	$299,834	$80,291	$2,516,665

Capital Expenditures

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
	Subsea and Well Enhancement	Drilling Products and Services	Marine	Consolidated Total
December 31, 2011	$286,066	$219,121	$2,514	$507,701
December 31, 2010	$150,313	$142,942	$29,989	$323,244
December 31, 2009	$99,551	$124,845	$66,881	$291,277

Geographic Segments

The Company attributes revenue to various countries based on the location where services are performed or the destination of the drilling products or equipment sold or leased. Long-lived assets consist primarily of property, plant and equipment and are attributed to various countries based on the physical location of the asset at a given fiscal year end. The Company’s information by geographic area is as follows (amounts in thousands):

	Revenues			Long-Lived Assets
	Years Ended December 31,			December 31,
	2011	2010	2009	2011	2010
United States	$1,438,138	$1,134,938	$1,030,149	$1,060,483	$881,416
Other Countries	526,194	428,105	290,492	446,885	431,734

Total	$1,964,332	$1,563,043	$1,320,641	$1,507,368	$1,313,150